Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	133,338,573	122,674,516	85,068,709
Common stock, shares outstanding	133,338,573	122,674,516	85,068,709